Income Tax Benefit (Detail) (USD $) In Millions, unless otherwise specified	2 Months Ended	1 Months Ended	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Jan. 23, 2013 Predecessor [Member]	Mar. 31, 2012 Predecessor [Member]	Dec. 31, 2012 Predecessor [Member]	Dec. 31, 2011 Predecessor [Member]	Dec. 31, 2010 Predecessor [Member]
Income tax expense (benefit):
Continuing operations	$ 0.2	$ 0.4	$ 0.6	$ (5.1)	$ 2.2	$ 2.7
Loss on sale of real estate improvements						(0.1)
Total				(5.1)	2.2	2.6
Current:
Federal
Foreign
State and local				0.9	0.6	0.3
Total current				0.9	0.6	0.3
Deferred:
Federal				(5.7)	1.5	2.1
Foreign				(1.6)	(0.2)
State and local				(0.3)		0.3
Total deferred				(7.6)	1.3	2.4
Valuation allowance				1.6	0.3
Total	$ 0.2	$ 0.4	$ 0.6	$ (5.1)	$ 2.2	$ 2.7